Financial Instruments and Risk Management (Foreign Currency Exchange Rate Risk) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	$ 204.8	$ 258.1
Financial liabilities, at fair value		2.4
Unrealized gains	$ 0.3	(1.6)
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Potential percentage change in value	10.00%
Canadian dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	$ (3.2)	(7.7)
Impact on pre-tax earnings	7.8	2.3
Mexican peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	14.1	29.4
Impact on pre-tax earnings	1.5	0.7
Cash and Cash Equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	200.8	252.2
Cash and Cash Equivalents [Member] | Canadian dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	17.2	22.8
Cash and Cash Equivalents [Member] | Mexican peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	6.8	7.3
Equity Securities [Member] | Canadian dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	35.8	14.1
Equity Securities [Member] | Mexican peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	0.0	0.0
Trade receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	4.0	5.9
Trade receivables [member] | Canadian dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	7.4	3.3
Trade receivables [member] | Mexican peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	22.0	38.2
Accounts Payable And Accrued Liabilities [Member] | Canadian dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(56.1)	(42.7)
Accounts Payable And Accrued Liabilities [Member] | Mexican peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(14.7)	(16.1)
Current portion of financing obligations [Member] | Canadian dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(4.2)	(1.5)
Current portion of financing obligations [Member] | Mexican peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	0.0	0.0
Financial Obligations [Member] | Canadian dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(3.3)	(3.7)
Financial Obligations [Member] | Mexican peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	$ 0.0	$ 0.0